Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (166,873)	$ (134,815)	$ (275,957)	$ (279,107)	$ (238,660)
Other comprehensive income (loss), net of tax effects:
Foreign currency translation adjustment	1,576	2,801	2,482	(13,293)	(11,333)
Unrealized (loss) gain on marketable securities	(258)	0	1,011	0	0
Total other comprehensive income (loss)	1,318	2,801	3,493	(13,293)	(11,333)
Comprehensive loss	$ (165,555)	$ (132,014)	$ (272,464)	$ (292,400)	$ (249,993)